Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	2.19163%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,803,086.77

Principal:
Principal Collections	$24,908,003.75
Prepayments in Full	$12,387,953.98
Liquidation Proceeds	$483,667.61
Recoveries	$171,548.62
Sub Total	$37,951,173.96
Collections	$39,754,260.73

Purchase Amounts:
Purchase Amounts Related to Principal	$134,975.22
Purchase Amounts Related to Interest	$521.26
Sub Total	$135,496.48

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,889,757.21

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	19
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,889,757.21
Servicing Fee	$751,751.33	$751,751.33	$0.00	$0.00	$39,138,005.88
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,138,005.88
Interest - Class A-2a Notes	$101,212.51	$101,212.51	$0.00	$0.00	$39,036,793.37
Interest - Class A-2b Notes	$66,629.50	$66,629.50	$0.00	$0.00	$38,970,163.87
Interest - Class A-3 Notes	$628,337.50	$628,337.50	$0.00	$0.00	$38,341,826.37
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$38,125,026.37
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,125,026.37
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$38,037,013.04
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,037,013.04
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$37,973,871.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,973,871.04
Regular Principal Payment	$34,306,001.94	$34,306,001.94	$0.00	$0.00	$3,667,869.10
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,667,869.10
Residual Released to Depositor	$0.00	$3,667,869.10	$0.00	$0.00	$0.00
Total		$39,889,757.21

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,306,001.94
Total					$34,306,001.94
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$24,513,041.76	$61.28	$101,212.51	$0.25	$24,614,254.27	$61.53
Class A-2b Notes	$9,792,960.18	$61.28	$66,629.50	$0.42	$9,859,589.68	$61.70
Class A-3 Notes	$0.00	$0.00	$628,337.50	$1.39	$628,337.50	$1.39
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$34,306,001.94	$21.83	$1,164,134.84	$0.74	$35,470,136.78	$22.57

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$91,319,558.62	0.2282989	$66,806,516.86	0.1670163
Class A-2b Notes	$36,482,163.66	0.2282989	$26,689,203.48	0.1670163
Class A-3 Notes	$451,500,000.00	1.0000000	$451,500,000.00	1.0000000
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$793,391,722.28	0.5047695	$759,085,720.34	0.4829435

Pool Information
Weighted Average APR	2.370%	2.365%
Weighted Average Remaining Term	41.08	40.25
Number of Receivables Outstanding	48,072	47,108
Pool Balance	$902,101,600.48	$863,891,786.22
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$829,768,867.83	$794,889,718.67
Pool Factor	0.5250810	0.5028405

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$69,002,067.55
Targeted Overcollateralization Amount	$104,806,065.88
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$104,806,065.88

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		104	$295,213.70
(Recoveries)		99	$171,548.62
Net Loss for Current Collection Period			$123,665.08
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1645%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5160%
Second Prior Collection Period			0.5334%
Prior Collection Period			0.5341%
Current Collection Period			0.1681%
Four Month Average (Current and Prior Three Collection Periods)			0.4379%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2086	$8,376,913.01
(Cumulative Recoveries)			$891,145.84
Cumulative Net Loss for All Collection Periods			$7,485,767.17
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4357%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,015.78
Average Net Loss for Receivables that have experienced a Realized Loss			$3,588.57

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.05%	421	$9,049,590.40
61-90 Days Delinquent	0.09%	33	$773,506.17
91-120 Days Delinquent	0.03%	8	$229,165.94
Over 120 Days Delinquent	0.06%	16	$483,709.81
Total Delinquent Receivables	1.22%	478	$10,535,972.32

Repossession Inventory:
Repossessed in the Current Collection Period		34	$832,325.01
Total Repossessed Inventory		49	$1,220,085.39

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1225%
Prior Collection Period			0.1435%
Current Collection Period			0.1210%
Three Month Average			0.1290%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1721%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	19

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer